                 HUNTINGTON DIRECTOR OUTLOOK (SERIES II AND IIR)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101950

                SUPPLEMENT DATED JULY 23, 2004 TO THE PROSPECTUS
                         DATED MAY 3, 2004, AS AMENDED

Effective July 23, 2004, the following Sub-Accounts are closed and removed in their entirety from the Prospectus:

        -  Huntington VA International Equity Fund Sub-Account
        -  Huntington VA Macro 100 Fund Sub-Account
        -  Huntington VA Mortgage Securities Fund Sub-Account
        -  Huntington VA Situs Small Cap Fund Sub-Account

All references to the Huntington VA International Equity Fund Sub-Account, the Huntington VA International Equity Fund, the Huntington VA Macro 100 Fund Sub-Account, The Huntington VA Macro 100 Fund, the Huntington VA Mortgage Securities Fund Sub-Account, the Huntington VA Mortgage Securities Fund, the Huntington VA Situs Small Cap Fund Sub-Account and the Huntington VA Situs Small Cap Fund are deleted from the Prospectus.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4339